Related Parties Balances and Transactions (Details 1) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Trade accounts receivable from related parties	$ (610)	$ 22	$ 135
Fundacion Betterware., A.C. [Member]
Statement Line Items [Line Items]
Trade accounts receivable from related parties	$ 610